Earnings Per Share - Summary of Basic Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
Owners of Aegon N.V.	€ 2,469	€ 437	€ (432)
Coupons on perpetual securities	(103)	(105)	(111)
Coupons on non-cumulative subordinated notes	(28)	(28)	(28)
Net income / (loss) attributable to owners for basic earnings per share calculation	2,338	304	(571)
Net income / (loss) attributable to common shareholders	€ 2,321	€ 302	€ (567)
Weighted average number of common shares B outstanding (in million)	2,042	2,048	2,101
Basic earnings per common share (EUR per share)	€ 1.14	€ 0.15	€ (0.27)
Common share B [member]
Earnings per share [line items]
Net income / (loss) attributable to common shareholders	€ 16	€ 2	€ (4)
Weighted average number of common shares B outstanding (in million)	575	575	584
Basic earnings per common share (EUR per share)	€ 0.03		€ (0.01)